Eaton Vance Management

One Post Office Square

Boston, MA 02109

(617) 482-8260

www.eatonvance.com

October 30, 2025

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Office of Filings, Information & Consumer Services

Re:	Form N-1A Filing for Eaton Vance Growth Trust (the “Registrant”) on behalf of
Eaton Vance All Asset Strategy Fund (formerly Eaton Vance RBA All Asset Strategy Fund)
Eaton Vance Equity Strategy Fund (formerly Eaton Vance RBA Equity Strategy Fund)
(the “Funds”)
Post-Effective Amendment No. 260 (1933 Act File No. 002-22019)
Amendment No. 233 (1940 Act File No. 811-01241) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectus and statement of additional information (“SAI”) for the Fund. The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

The Amendment is being filed for the purpose of reflecting the removal of the sub-adviser of the Funds and to make certain other related changes to the disclosures. The prospectus and SAI have been marked to show changes from the Funds’ prospectus and SAI contained in the Registrant’s Post-Effective Amendment No. 256 filed with the Securities and Exchange Commission on December 23, 2024 (Accession No. 0000940394-24-001096).

Prior to the effectiveness of the Amendment, the Registrant intends to file an amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff, file any exhibits and to make any other necessary nonmaterial changes.

Please contact Olivia Lanagan of Ropes & Gray LLP at (617) 951-7499 with comments.

Very truly yours,

/s/ Patrick G. Secor
Patrick G. Secor, Esq.
Vice President